INCOME AND SOCIAL CONTRIBUTION TAXES - Uncertainties about Income Tax Treatments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Provision for tax litigation, filed by the Federal Revenue of Brazil ("RFB")	R$ 29,882,262	R$ 18,176,115
Income And Social Contribution Taxes Payable Non Current	104,438	R$ 97,668
Tax litigation amount for the collection of IRPJ and CSLL related to amortization of goodwill	R$ 10,744,063
Minimum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%
Maximum [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Probability of acceptance (as a percent)	50.00%